PPM FUNDS

SUPPLEMENT DATED JULY 28, 2022
TO THE PROSPECTUS DATED APRIL 29, 2022

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

The following change is being made to the Prospectus and is effective immediately:

Under the section “Management of The Funds,” the third paragraph of the sub-section “Additional Service Providers” is deleted and replaced with the following:
Foreside Financial Services, LLC (“Foreside” or the “Distributor”) is the principal underwriter of the Funds and is responsible for promoting sales of the Funds’ shares.

PPM FUNDS

SUPPLEMENT DATED JULY 28, 2022
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2022

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

The following changes are being made to the Statement of Additional Information and are effective immediately:
Under the section “V. Disclosure of Portfolio Information”, the sub-section “Monitoring Portfolio Holdings Disclosure and Trading.” is deleted and replaced with the following:

Monitoring Portfolio Holdings Disclosure and Trading. PPM, the Administrator and the Funds will review the personal securities transactions of their Access Persons, pursuant to the Code of Ethics.

In the section entitled “VI. Trustees and Officers of the Trust” the table row for Rebecca A. Paulzine (1979) is deleted.

In the section entitled “VI. Trustees and Officers of the Trust” the table row for Emily J. Bennett (1983) is deleted and replaced with the following.
Emily J. Bennett (1983)	Vice President and Secretary Vice President and Assistant Secretary Vice President and Secretary	Since 5/18/2022 1/1/2021 to 5/17/2022 Inception to 12/31/2020
Assistant Vice President of JNAM (2/2018 to present) and Deputy General Counsel of JNAM (8/2021 to present); Associate General Counsel of JNAM (3/2016 to 8/2021); Assistant Secretary of other investment companies advised by JNAM (3/2016 to present, 5/2012 to 12/2020, 3/2016 to 12/2020, and 3/2016 to 7/2018).

In the section entitled “VI. Trustees and Officers of the Trust” the table row for Susan S. Rhee (1971) is deleted.

In the section entitled “VI. Trustees and Officers of the Trust”, under the sub-heading “Selection of Trustee Nominees”, in the fourth paragraph, the second sentence is deleted and replaced with the following:

Jackson serves as the ultimate parent company to the Adviser and Administrator.

Under the section “VIII. Investment Adviser and Other Service Providers”, the sub-section “The Distributor” is deleted and replaced with the following:

The Distributor. Foreside Financial Services, LLC (the “Distributor” or “Foreside”), Three Canal Plaza suite 100 Portland, ME 04101 USA, is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis.  The Distributor is not obligated to sell any specific amount of shares.

Under the section “VIII. Investment Adviser and Other Service Providers”, the first sentence in sub-section “Code of Ethics” is deleted and replaced with the following:

To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Trust and the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended.

Under the section “IX. Purchases, Redemptions and Pricing of Shares”, the fifth sentence in the third paragraph of sub-section “Shares Purchased and Redeemed Through Intermediaries” is deleted and replaced with the following:

Those charges are retained by such financial intermediaries and are not shared with the Funds, the Adviser or Foreside.